Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Non-Current Assets
Note 20: Other
Non-Current
Assets

	December 31,

	2021	2020
Net defined benefit plan surpluses (see note 26)	239	128
Cash surrender value of life insurance policies	346	334
Deferred commissions	127	105
Other financial assets (see note 19)	429	198
Other non-current assets (1)	85	23
Total other non-current assets	1,226	788
(1) Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $74 million at December 31, 2021 (see note 30).